Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from Operating Activities
Loss for the year	$ (12,103)	$ (11,138)	$ (18,410)
Adjustments to reconcile loss to net cash used in operating activities:	1,650	83	3,484
Net cash used in operating activities	(10,453)	(11,055)	(14,926)
Cash flows from Investing Activities
Changes in short term deposits			7,216
Purchase of fixed assets	(25)	(62)	(124)
Proceeds from sales of marketable securities		1,847
Net cash provided by (used in) investing activities	(25)	1,785	7,092
Cash flows from Financing Activities
Issuance of Ordinary Shares, net of issuance expenses	9,476	903	4,181
Net cash provided by financing activities	9,476	903	4,181
Effect of exchange rate changes on cash and cash equivalents	109	(185)	112
Decrease in cash and cash equivalents and restricted cash	(893)	(8,552)	(3,541)
Cash and cash equivalents and restricted cash at the beginning of the period	7,182	15,734	19,275
Cash and cash equivalents and restricted cash at the end of the period	6,289	7,182	15,734
Adjustments to reconcile loss to net cash used in operating activities:
Share-based payment	947	788	1,441
Depreciation	161	200	263
Revaluation of marketable securities	45	(1,444)	2,330
Exchange rate changes on cash and cash equivalents	(109)	185	(112)
Changes in assets and liabilities:
Decrease (increase) in trade receivables	(5)	195	(308)
Decrease in other current receivables	82	51	311
Increase (decrease) in trade payables	(48)	161	(179)
Change in operating lease liability, net	192	156	(18)
Increase (decrease) in other current payables	385	(209)	(244)
Adjustments to reconcile loss to net cash used in operating activities	1,650	83	3,484
Non-Cash Activities:
Accrued issuance costs recorded in shareholders’ equity	150		92
Shareholder debt waiver recognized as capital contribution	61	182
Increase of lease liability and operating lease right-of-use asset due to lease modification (Note 9)		$ 637